Hartford Multifactor Emerging Markets ETF Expense Example - Hartford Multifactor Emerging Markets ETF - Hartford Multifactor Emerging Markets ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	$ 555